[Graphic]

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

11TH SEMI-ANNUAL REPORT
AUGUST 31, 1997

ESTABLISHED 1986

President's Message

[Graphic]

Dear Fellow Shareholder:

Federated Government Income Securities, Inc. was established in 1986, and I am pleased to present the 11th Semi-Annual Report for the fund. As of August 31, 1997, the fund's net assets totaled $1.6 billion serving over 45,000 shareholders. This report covers the six-month period from March 1, 1997, through August 31, 1997. Kathy Foody-Malus, Vice President of Federated Advisers, discusses the economic influences on the bond market, the fund's performance, her strategies, and her outlook.

Following Kathy's discussion are three additional items of shareholder interest. First is a series of graphs that display the fund's performance with income dividends reinvested, and the investment results of making additional investments in the fund with dividends reinvested. Second is a complete listing of the fund's holdings in U.S. government securities. Third is the publication of the fund's financial statements.

More than 70% of the fund's assets were invested in mortgage-backed securities, which have been among the better performing high-grade, fixed-income securities. These securities are issued by Government National Mortgage Association, Federal National Mortgage Corporation and Federal Home Loan Mortgage Corporation, and are guaranteed as to principal by the U.S. government, its agencies or instrumentalities.*

The fund's effective duration was 4.6 years, and the average coupon of its holdings was 7.59%.

* Fund shares are not guaranteed.

Over the six-month reporting period, the fund's performance was consistent with that of the overall Treasury market as well as the average U.S. government bond fund. Individual share class total return performance and income distributions follow.**

                      TOTAL        INCOME               SHARE PRICE
                     RETURN     DISTRIBUTIONS             MOVEMENT
 Class A Shares        4.09%       $0.28          $8.59 to $8.66=0.81%
 Class B Shares        3.70%       $0.24          $8.59 to $8.66=0.81%
 Class C Shares        3.68%       $0.24          $8.59 to $8.66=0.81%
 Class F Shares        4.06%       $0.28          $8.59 to $8.65=0.69%

The one-year total returns for the fund's Class A, B, C, and F Shares as of August 31, 1997, were 9.38%, 8.64%, 8.63%, and 9.40%, respectively.**

Thank you for participating in the income opportunities of U.S. government securities through Federated Government Income Securities, Inc. If you have any questions or comments, please do not hesitate to write.

Very sincerely yours,

[Graphic]

Richard B. Fisher
President
October 15, 1997

** Performance quoted reflects past performance, is based on net asset value, and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price or contingent deferred sales charge for Class A, B, C, and F Shares were -0.54%, -1.90%, 2.61% and 1.91%, respectively, for the reporting period. The one-year total returns as of 8/31/97 based on offering price or contingent deferred sales charge for Class A, B, C, and F Shares were 4.43%, 2.90%, 7.63%, and 7.25%, respectively.

INVESTMENT REVIEW

[Graphic]

Kathy Foody-Malus
Vice President
Federated Advisers

[Graphic]

WHAT IS YOUR ANALYSIS OF THE CURRENT ECONOMIC SIGNALS AND THEIR EFFECT ON THE BOND MARKET?

The early read on third-quarter data portrays a textbook model economy of balanced growth and moderate inflation. As the third quarter of 1997 began, demand that had appeared to have softened in the second quarter of 1997 based upon initial releases, has shown vigor. The pickup in spending has been reflected in increased housing sales and manufacturing activity. Overall, the U.S. economy looks to be advancing at a solid pace through the remainder of 1997.

This news, in combination with strong gross domestic product ("GDP") growth, caused the U.S. bond market to be skittish during August 1997. In this environment, the U.S. Treasury market continued to drift from data release to data release without any clear conviction. Of course, any action by the Federal Reserve Board will be reflected in the U.S. bond market. [Graphic]

HOW DID FEDERATED GOVERNMENT INCOME SECURITIES, INC. PERFORM FOR
SHAREHOLDERS IN TERMS OF TOTAL RETURN AND INCOME DURING THE FIRST SIX MONTHS OF ITS FISCAL YEAR?

For the six-month reporting period ended August 31, 1997, investors in the fund's Class A Shares received a total return of 4.09% based on net asset value.* Investors in the fund's Class0 B, C, and F Shares received total returns of 3.70%, 3.68%, and 4.06%, respectively, based on net asset value.* The one-year total returns as of August 31, 1997, for the fund's Class A, B, C, and F shares were 9.38%, 8.64%, 8.63%, and 9.40%, respectively, based on net asset value.*

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price or contingent deferred sales charge for Class A, B, C, and F Shares were -0.54%, -1.90%, 2.61%, and 1.91%, respectively, for the reporting period. The one-year total returns as of 8/31/97 based on offering price or contingent deferred sales charge for Class A, B, C, and F Shares were 4.43%, 2.90%, 7.63%, and 7.25%, respectively.

The fund's returns were consistent with those of the market overall and the average U.S. government mutual fund. For the six-month reporting period, the Merrill Lynch 5-Year and 10-Year U.S. Treasury Note Indexes returns were 3.90% and 4.64%, respectively.** The total return for the Lipper General U.S. Government Fund Average was 3.88%.+

In terms of income, the fund's Class A, B, C, and F Shares paid six monthly dividends totaling $0.28, $0.24, $0.24, and $0.28 per share, respectively. [Graphic]

AS MORTGAGE-BACKED SECURITIES CONTINUED TO BE A RELATIVELY BRIGHT SPOT IN THE FIXED-INCOME MARKET, ARE YOU MAINTAINING THE PORTFOLIO'S EMPHASIS ON THIS SECTOR?

Yes! The portfolio continued to have a 70% weighting in agency mortgage securities due to attractive valuations versus other high-grade, fixed-income assets. In fact, the mortgage sector through August had outperformed the U.S. Treasury market on a duration-adjusted basis by 100 basis points.

An important part of mortgage outperformance came from falling option volatility. The decline in volatility allowed investors to more efficiently manage the call risk of mortgage securities. The mortgage market also benefited from tightening spreads versus comparable duration U.S. Treasuries. Despite the tightening of yield spreads, mortgages remain attractive versus spreads on alternative fixed-income products.

As of August 31, 1997, the portfolio composition was:

 Government National Mortgage Association                           46.04%
 U.S. Treasury Obligations                                          25.26%
 Federal National Mortgage Corporation                              13.08%
 Federal Home Loan Mortgage Corporation                             11.06%
 Repurchase Agreements                                               4.23%

** Merrill Lynch 5-Year and 10-Year Treasury Note Indexes comprise the most recently issued 5-year and 10-year U.S. Treasury notes. Index returns are calculated as total returns for periods of 1, 3, 6, and 12 months as well as year-to-date. Indexes are unmanaged, and investments cannot be made in an index.

+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges. [Graphic]

AS WE MOVE TOWARD THE END OF 1997, DO YOU SEE ANY SIGNS THAT MAY POINT TO A CLEARER DIRECTION FOR THE BOND MARKET?

With the fourth quarter of 1997 fast approaching, the U.S. Treasury market continues to trade in a mixed state. Yields over the course of the last six months on the bellwether, 30-year Treasury curve have been as low as 6.30% and as high as 7.17%. The spread between 2-year U.S. Treasuries and 30-year U.S. Treasuries has ranged between 57 and 79 basis points during this period. The Treasury market has gyrated quite a bit, but has not traded with a solid set of convictions to establish any pattern moving into the final quarter of 1997.

In an environment of a market in a trading range, low volatility and attractive yield spreads versus other fixed-income sectors, our traditional strategy seems to offer the best dimension in which to manage the fund's portfolio. In the long run, we believe that the fund's returns will be driven primarily by sector allocation and yield curve decisions.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN FEDERATED GOVERNMENT INCOME SECURITIES, INC.

INITIAL INVESTMENT:

IF YOU MADE AN INITIAL INVESTMENT OF $12,000 IN FEDERATED GOVERNMENT INCOME SECURITIES, INC. CLASS F SHARES ON 4/4/86, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DIDN'T REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $26,662 ON 8/31/97. YOU WOULD HAVE EARNED A 7.25%* AVERAGE ANNUAL TOTAL RETURN FOR THE 12-YEAR INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 9/30/97, the Class A Shares' average annual one-year and since-inception (8/5/96) total returns were 4.65% and 4.00%, respectively. Class B Shares' average annual one-year and since-inception (8/5/96) total returns were 3.00% and 3.22%, respectively. Class C Shares' average annual one-year and since-inception (8/5/96) total returns were 7.69% and 7.55%, respectively. Class F Shares' average annual one-, five-, and ten-year total returns were 7.35%, 5.34%, and 8.02%, respectively.

[Graphic] See Appendix A1. for description of graphic.

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge and 1.00% contingent deferred sales charge prior to 48 months for Class F Shares.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

ONE STEP AT A TIME:

$1,000 INVESTED IN THE FUND'S CLASS F SHARES EACH YEAR FOR 12 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $18,384.

With this approach, the key is consistency.

If you had started investing $1,000 annually in Federated Government Income Securities, Inc. Class F Shares on 4/4/86, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $12,000, but your account would have reached a total value of $18,384* by 8/31/97. You would have earned an average annual total return of 7.07%.

A practical investment plan helps you pursue long-term performance from U.S. government securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time.
Put time, money, and compounding to work!

[Graphic] See Appendix A2. for description of graphic.

* This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR CURRENT INCOME

Eleven years ago, in April 1986, Anne and Denny Laughlin, an imaginary working couple with no children, had to decide how to invest a $100,000 inheritance from her late father's estate. They chose Class F Shares of Federated Government Income Securities, Inc. because the fund invests in government securities which traditionally are some of the safest, most creditworthy securities issued in America.+

They like the way they can use their account for an occasional extravagance--like the $50,000 Jaguar--without touching their original principal.

The Laughlin's account totaled $222,185 as of August 31, 1997 for a total return of 7.25%.*

[Graphic] See Appendix A3. for description of graphic.

+ Fund shares are not guaranteed and their value will fluctuate.

* This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                                                                        VALUE
 LONG-TERM OBLIGATIONS--99.2%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--6.8%
 $      17,299,531  9.500%, 8/1/2016                                                                          $   18,602,359
        24,340,000  8.500%, 9/1/2027                                                                              25,397,086
        67,539,683  7.500%, 5/1/2027 - 9/1/2027                                                                   68,297,482
                     Total                                                                                       112,296,927
 FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC--4.7%
        24,400,000  Series 1127-G, 8.500%, 8/15/2006                                                              26,035,044
        10,000,000  Series 1347-1, 8.00%, 8/15/2022                                                               10,469,300
        18,947,562  Series 176-2, (Interest Only), 6/1/2026                                                        6,477,793
        26,471,927  Series 177-1, (Principal Only), 7/1/2026                                                      17,004,243
           270,242  Series 180-2, (Interest Only), 10/1/2026                                                          90,204
        25,000,000  Series 184-1, (Principal Only), 10/15/2026                                                    16,253,250
                     Total                                                                                        76,329,834
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--9.5%
        52,819,673  8.000%, 1/1/2023 - 4/1/2023                                                                   54,528,342
        34,000,000 (a)8.000%, 9/1/2027                                                                            34,966,620
        29,000,000 (a)7.500%, 9/1/2027                                                                            29,326,250
        38,859,274  6.500%, 5/1/2026 - 6/1/2026                                                                   37,580,027
                     Total                                                                                       156,401,239
 FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--4.1%
        28,118,288  Series 1991-146Z, 8.000%, 10/25/2006                                                          28,979,551
        28,198,690  Series 1993-199SB, 1.844%, (Interest Only) 10/25/2023                                          1,261,327
        19,225,000  Series 1996-50P, (Principal Only), 11/25/2026                                                 13,673,781
        20,000,000  Series 1996-52B, (Principal Only), 11/25/2026                                                 15,018,800
        10,310,651  Series 280-1, (Principal Only), 1/1/2026                                                       7,748,145
                     Total                                                                                        66,681,604

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

     PRINCIPAL
       AMOUNT                                                                                                        VALUE
LONG-TERM OBLIGATIONS--CONTINUED
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--47.9%
 $       5,950,705  12.500%, 4/15/2010 - 7/15/2015                                                            $    6,941,476
        16,868,663  12.000%, 5/15/2011 - 12/15/2015                                                               19,535,519
         6,412,781  10.500%, 3/15/2016                                                                             7,140,246
        32,362,309  10.000%, 3/15/2016 - 7/15/2022                                                                35,549,342
        55,865,203  9.500%, 8/15/2016 - 2/15/2022                                                                 60,717,943
        65,385,500  9.000%, 2/15/2009 - 7/15/2021                                                                 70,383,677
       139,364,646  8.500%, 1/15/2017 - 11/15/2026                                                               146,948,853
        97,613,361  8.000%, 5/15/2017 - 12/15/2023                                                               101,062,873
       117,369,025  7.500%, 11/15/2022 - 1/15/2026                                                               118,857,701
       142,626,267  7.000%, 10/15/2023 - 3/15/2026                                                               141,391,516
        10,000,000 (a)7.000%, 9/15/2027                                                                            9,887,500
        69,085,065  6.500%, 10/15/2023 - 5/15/2024                                                                67,077,452
                     Total                                                                                       785,494,098
 UNITED STATES TREASURY BONDS AND NOTES --26.2%
        12,600,000  11.250%, 2/15/2015                                                                            18,590,166
        27,300,000  10.750%, 8/15/2005                                                                            34,625,955
        15,000,000  9.250%, 2/15/2016                                                                             19,081,650
        73,000,000  8.875%, 2/15/1999 - 5/15/2000                                                                 76,406,580
        34,000,000  8.125%, 8/15/2019 - 5/15/2021                                                                 39,615,880
        37,000,000  7.625%, 2/15/2025                                                                             41,344,910
        17,000,000  7.500%, 11/15/2001                                                                            17,804,950
        29,000,000  7.250%, 5/15/2004                                                                             30,477,260
        40,000,000  7.125%, 9/30/1999                                                                             40,895,200
        20,800,000  7.000%, 7/15/2006                                                                             21,621,600
        12,000,000  6.500%, 5/31/2001                                                                             12,132,840
        17,900,000  6.375%, 8/15/2027                                                                             17,356,914
        25,000,000  6.375%, 9/30/2001                                                                             25,163,250

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

     PRINCIPAL
       AMOUNT                                                                                                        VALUE
LONG-TERM OBLIGATIONS--CONTINUED
 UNITED STATES TREASURY BONDS AND NOTES--CONTINUED
 $       3,600,000  6.250%, 2/15/2007                                                                        $     3,564,756
        21,000,000  6.125%, 12/31/2001                                                                            20,939,520
         1,000,000  6.000%, 9/30/1998                                                                              1,002,500
        43,500,000  0.00%, STRIP, 2/15/2019                                                                       10,285,575
                     Total                                                                                       430,909,506
                     TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $1,609,088,320)
                     1,628,113,208
 CALL OPTIONS--0.3%
       192,271,920 (b)Series FNCPT 96-C4B                                                                          2,824,475
       189,445,086 (b)Series FNCPT 96-C5B                                                                          2,892,826
                     TOTAL CALL OPTIONS (IDENTIFIED COST $5,656,250)                                               5,717,301
 (C)REPURCHASE AGREEMENTS--4.4%
 $      28,150,000  BT Securities Corp., 5.580%, dated 8/29/1997, due 9/2/1997                                    28,150,000
        10,000,000 (d)Credit Suisse First Boston, 5.510%, dated 8/20/1997,
                    due 9/18/1997                                                                                 10,000,000
        34,000,000 (d)Goldman Sachs Group, LP, 5.550%, dated 8/13/1997,
                    due 9/11/1997                                                                                 34,000,000
                     TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                              72,150,000
                     TOTAL INVESTMENTS (IDENTIFIED COST $1,686,894,570)(E)                                   $ 1,705,980,509

(a) Subject to dollar roll transactions.

(b) Beginning October 1997, the Fund may exercise the option to "call away" the security's underlying collateral from holders of the security at any amount exceeding par value.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) The cost of investments for federal tax purposes amounts to $1,686,894,570. The net unrealized appreciation of investments on a federal tax basis amounts to $19,085,939 which is comprised of $25,933,070 appreciation and $6,847,131 depreciation at August 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($1,641,484,255) at August 31, 1997.

The following acronyms are used throughout this portfolio:

LP --Limited Partnership
REMIC --Real Estate Mortgage Investment Conduit
STRIP --Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                             $  1,705,980,509
 $1,686,894,570)
 Cash                                                                                                     42,646
 Income receivable                                                                                    12,457,031
 Receivable for investments sold                                                                     109,107,490
 Receivable for shares sold                                                                            1,364,806
    Total assets                                                                                   1,828,952,482
 LIABILITIES:
 Payable for investments purchased                                                $ 101,787,727
 Payable for shares redeemed                                                          1,501,824
 Income distribution payable                                                          8,891,238
 Payable for dollar roll transactions                                                74,053,939
 Accrued expenses                                                                     1,233,499
    Total liabilities                                                                                187,468,227
 NET ASSETS for 189,789,315 shares outstanding                                                  $  1,641,484,255
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                $  1,972,084,333
 Net unrealized appreciation of investments                                                           19,085,939
 Accumulated net realized loss on investments                                                      (348,069,212)
 Distributions in excess of net investment income                                                    (1,616,805)
    Total Net Assets                                                                            $  1,641,484,255
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($99,277,872 / 11,467,974 shares outstanding)                                   $8.66
 Offering Price Per Share (100/95.50 of $8.66)*                                                            $9.07
 Redemption Proceeds Per Share                                                                             $8.66
 CLASS B SHARES:
 Net Asset Value Per Share ($5,261,982 / 607,859 shares outstanding)                                       $8.66
 Offering Price Per Share                                                                                  $8.66
 Redemption Proceeds Per Share (94.50/100 of $8.66)**                                                      $8.18
 CLASS C SHARES:
 Net Asset Value Per Share ($2,063,725 / 238,413 shares outstanding)                                       $8.66
 Offering Price Per Share                                                                                  $8.66
 Redemption Proceeds Per Share (99/100 of $8.66)**                                                         $8.57
 CLASS F SHARES:
 Net Asset Value Per Share ($1,534,880,676 / 177,475,069 shares outstanding)                               $8.65
 Offering Price Per Share (100/99 of $8.65)*                                                               $8.74
 Redemption Proceeds Per Share (99/100 of $8.65)**                                                         $8.56

 * See "What Shares Cost" in the Prospectus.
** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $286,036)                                                 $ 61,729,644
 EXPENSES:
 Investment advisory fee                                                      $ 6,444,258
 Administrative personnel and services fee                                        648,722
 Custodian fees                                                                   103,218
 Transfer and dividend disbursing agent fees and expenses                         869,692
 Directors'/Trustees' fees                                                         12,464
 Auditing fees                                                                     13,474
 Legal fees                                                                         5,035
 Portfolio accounting fees                                                         94,177
 Distribution services fee--Class A Shares                                         89,339
 Distribution services fee--Class B Shares                                         15,308
 Distribution services fee--Class C Shares                                          7,643
 Shareholder services fee--Class A Shares                                          89,339
 Shareholder services fee--Class B Shares                                           5,103
 Shareholder services fee--Class C Shares                                           2,548
 Shareholder services fee--Class F Shares                                       2,051,097
 Share registration costs                                                          20,409
 Printing and postage                                                             166,467
 Insurance premiums                                                                10,203
 Taxes                                                                            165,860
 Miscellaneous                                                                     22,881
    Total expenses                                                             10,837,237
 Waivers and reimbursements--
    Waiver of investment advisory fee                           $ (2,438,489)
    Waiver of distribution services fee--Class A Shares              (89,339)
    Waiver of shareholder services fee--Class F Shares               (16,409)
        Total waivers                                                          (2,544,237)
           Net expenses                                                                               8,293,000
                Net investment income                                                                53,436,644
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                                    (4,092,886)
 Net change in unrealized appreciation of investments                                                16,915,309
    Net realized and unrealized gain on investments                                                  12,822,423
        Change in net assets resulting from operations                                             $ 66,259,067

(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                                                   ENDED
                                                                                (UNAUDITED)       YEAR ENDED
                                                                                 AUGUST 31,      FEBRUARY 28,
                                                                                    1997             1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                       $     53,436,644   $    127,536,042
 Net realized gain (loss) on investments ($4,092,886 net loss and
 $23,283,777 net loss, respectively, as computed for
 federal tax purposes)                                                             (4,092,886)       (25,490,089)
 Net change in unrealized appreciation/depreciation                                16,915,309        (12,454,230)
  Change in net assets resulting from operations                                   66,259,067         89,591,723
 NET EQUALIZATION CREDITS (DEBITS)--                                                  (86,279)        (1,203,307)
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Class A Shares                                                                   (2,544,707)            (3,920)
  Class B Shares                                                                     (121,561)           (34,408)
  Class C Shares                                                                      (58,756)           (31,848)
  Class F Shares                                                                  (52,620,803)      (128,455,862)
  Change in net assets resulting from distributions to shareholders               (55,345,827)      (128,526,038)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                     121,235,380         70,576,821
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                            24,104,030         67,780,045
 Cost of shares redeemed                                                         (292,639,659)      (584,635,386)
  Change in net assets resulting from share transactions                         (147,300,249)      (446,278,520)
  Change in net assets                                                           (136,473,288)      (486,416,142)
 NET ASSETS:
 Beginning of period                                                            1,777,957,543      2,264,373,685
 End of period (including undistributed net investment income of
 $0 and $378,657, respectively)                                              $  1,641,484,255   $  1,777,957,543

(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
FINANCIAL HIGHLIGHTS--CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            SIX MONTHS
                                                                              ENDED              PERIOD
                                                                           (UNAUDITED)            ENDED
                                                                             AUGUST 31,         FEBRUARY 28,
                                                                               1997               1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                      $   8.59 $             8.63
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                        0.30               0.30
  Net realized and unrealized gain (loss) on investments                       0.05              (0.02)
  Total from investment operations                                             0.35               0.28
 LESS DISTRIBUTIONS
  Distributions from net investment income                                    (0.28)             (0.32)
 NET ASSET VALUE, END OF PERIOD                                            $   8.66 $             8.59
 TOTAL RETURN(B)                                                               4.09%              3.34%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                     0.97%*             1.03%*
  Net investment income                                                        6.26%*             6.45%*
  Expense waiver/reimbursement(c)                                              0.53%*             0.50%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                  $ 99,278             $  289
  Portfolio turnover                                                             71%                97%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
FINANCIAL HIGHLIGHTS--CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              SIX MONTHS
                                                                                 ENDED              PERIOD
                                                                              (UNAUDITED)           ENDED
                                                                              AUGUST 31,         FEBRUARY 28,
                                                                                 1997              1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                         $  8.59            $  8.63
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                          0.24               0.28
  Net realized and unrealized gain (loss) on investments                         0.07              (0.02)
  Total from investment operations                                               0.31               0.26
 LESS DISTRIBUTIONS
  Distributions from net investment income                                      (0.24)           $ (0.30)
 NET ASSET VALUE, END OF PERIOD                                               $  8.66               8.59
 TOTAL RETURN(B)                                                                 3.70%              3.00%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                       1.72%*             1.71%*
  Net investment income                                                          5.49%*             5.80%*
  Expense waiver/reimbursement(c)                                                0.28%*             0.26%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                     $  5,262           $ 2,421
  Portfolio turnover                                                                71%               97%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
FINANCIAL HIGHLIGHTS--CLASS C SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              SIX MONTHS
                                                                                ENDED               PERIOD
                                                                             (UNAUDITED)            ENDED
                                                                              AUGUST 31,         FEBRUARY 28,
                                                                                 1997              1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                      $     8.59            $  8.63
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                          0.24               0.27
  Net realized and unrealized gain (loss) on investments                         0.07              (0.01)
  Total from investment operations                                               0.31               0.26
 LESS DISTRIBUTIONS
  Distributions from net investment income                                      (0.24)             (0.30)
 NET ASSET VALUE, END OF PERIOD                                            $     8.66 $             8.59
 TOTAL RETURN(B)                                                                 3.68%              3.02%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                       1.71%*             1.71%*
  Net investment income                                                          5.45%*             5.65%*
  Expense waiver/reimbursement(c)                                                0.28%*             0.26%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                  $    2,064 $            1,343
  Portfolio turnover                                                               71%                97%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
FINANCIAL HIGHLIGHTS--CLASS F SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS
                                          ENDED
                                       (UNAUDITED)
                                        AUGUST 31,                YEAR ENDED FEBRUARY 28 OR 29,
                                           1997         1997        1996           1995        1994         1993
 NET ASSET VALUE, BEGINNING OF PERIOD     $ 8.59       $ 8.75        $ 8.55       $ 9.00      $ 9.44       $ 9.48
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                     0.27         0.55          0.62         0.63        0.68         0.79
  Net realized and unrealized gain
  (loss) on investments                     0.07        (0.15)         0.20        (0.46)      (0.44)       (0.05)
  Total from investment operations          0.34         0.40          0.82         0.17        0.24         0.74
 LESS DISTRIBUTIONS
  Distributions from net investment
  income                                   (0.28)       (0.56)        (0.62)       (0.62)      (0.68)       (0.78)
 NET ASSET VALUE, END OF PERIOD           $ 8.65       $ 8.59        $ 8.75       $ 8.55      $ 9.00       $ 9.44
 TOTAL RETURN(A)                            4.06%        4.81%         9.87%        2.11%       2.63%        8.08%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                 0.96%*        0.96%         0.96%        0.97%       0.97%        0.90%
  Net investment income                    6.22%*        6.42%         6.96%        7.34%       7.39%        8.27%
  Expense waiver/reimbursement(b)          0.29%*        0.26%         0.25%        0.23%       0.19%        --
 SUPPLEMENTAL DATA
  Net assets, end of period (000     $1,534,881    $1,773,905    $2,264,374   $2,538,013  $3,542,078   $3,643,180
  omitted)
  Portfolio turnover                         71%           97%          161%         143%        134%          43%

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Government Income Securities, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares:
Class A Shares, Class B Shares, Class C Shares and Class F Shares. The Fund's objective is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS--U.S. securities, listed corporate bonds, other fixed-income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   At February 28, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $341,002,405, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

             EXPIRATION YEAR                EXPIRATION AMOUNT
                  1998                  $ 13,473,469
                  2000                  $  3,842,806
                  2001                  $  7,365,127
                  2002                  $ 83,738,305
                  2003                  $192,317,284
                  2004                  $ 16,981,637
                  2005                  $ 23,283,777

   Additionally, net capital losses of $3,012,218 attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's next taxable year.

   EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of Fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar-roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same-type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar-roll transactions are short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

   USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER--Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At August 31, 1997, par value shares ($0.001 per share) authorized were as follows:

                                        PERCENTAGE OF PAR VALUE
   CLASS NAME                           CAPITAL STOCK AUTHORIZED
 Class A Shares                               500,000,000
 Class B Shares                               500,000,000
 Class C Shares                               500,000,000
 Class F Shares                               500,000,000

Transactions in capital stock were as follows:

                            SIX MONTHS ENDED                        PERIOD ENDED
                            AUGUST 31, 1997                      FEBRUARY 28, 1997*
 CLASS A SHARES            SHARES           AMOUNT               SHARES     AMOUNT
 Shares sold               12,521,737   $ 107,020,073            41,367    $   357,558
 Shares issued to
 shareholders in
 payment of                   202,478       1,737,295               341          2,956
 distributions
 declared
 Shares redeemed           (1,289,854)    (11,036,003)           (8,095)       (69,858)
    Net change
    resulting from
    Class A
    Share transactions     11,434,361   $  97,721,365            33,613    $   290,656
                           SIX MONTHS ENDED                        PERIOD ENDED
                           AUGUST 31, 1997                      FEBRUARY 28, 1997*
CLASS B SHARES            SHARES           AMOUNT               SHARES       AMOUNT
 Shares sold                  377,552   $   3,241,377            292,206   $ 2,532,030
 Shares issued to
 shareholders in
 payment of                     6,100          52,386              2,107        18,234
 distributions
 declared
 Shares redeemed              (57,509)       (497,617)           (12,597)     (109,332)
    Net change
    resulting from
    Class B
    Share transactions        326,143   $   2,796,146            281,716   $ 2,440,932

  *For the period from August 5, 1996 (date of initial public offering) to February 28, 1997.

                          SIX MONTHS ENDED                        PERIOD ENDED
                          AUGUST 31, 1997                      FEBRUARY 28, 1997*
CLASS C SHARES            SHARES            AMOUNT               SHARES        AMOUNT
 Shares sold                129,277        $  1,102,858          162,616     $ 1,405,057
 Shares issued to
 shareholders in
 payment of                   3,291              28,163            2,060          17,884
 distributions
 declared
 Shares redeemed            (50,428)           (438,154)          (8,403)        (73,246)
    Net change
    resulting from
    Class C
    Share transactions       82,140        $    692,867          156,273     $ 1,349,695

  *For the period from August 5, 1996 (date of initial public offering) to February 28, 1997.

                          SIX MONTHS ENDED                         YEAR ENDED
                          AUGUST 31, 1997                       FEBRUARY 28, 1997
 CLASS F SHARES            SHARES           AMOUNT               SHARES           AMOUNT
 Shares sold              1,147,765      $   9,871,072           7,667,232      $ 66,282,176
 Shares issued to
 shareholders in
 payment of               2,603,803         22,286,186           7,877,965        67,740,971
 distributions
 declared
 Shares redeemed        (32,732,036)      (280,667,885)        (67,980,256)     (584,382,950)
    Net change
    resulting from
    Class F
    Share transactions  (28,980,468)     $(248,510,627)        (52,435,059)    $(450,359,803)
     Net change
     resulting from
     share
     transactions       (17,137,824)     $(147,300,249)        (51,963,457)    $(446,278,520)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                          PERCENTAGE OF AVERAGE DAILY
 SHARE CLASS NAME             NET ASSETS OF CLASS
 Class A Shares                      0.25%
 Class B Shares                      0.75%
 Class C Shares                      0.75%

   The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1997, were as follows:

PURCHASES         $1,209,209,531
SALES             $1,362,014,689


DIRECTORS

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Richard B. Fisher
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
Richard B. Fisher
  President
J. Christopher Donahue
  Executive Vice President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Matthew S. Hardin
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]

Federated Investors
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400

www.federatedinvestors.com

Cusip 313912206
Cusip 313912305
Cusip 313912404
Cusip 313912107
8092706 (10/97)

[Graphic]



A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/4/86 to 8/31/97. The "y" axis is measured in increments of $5,000 ranging from $0 to $30,000 and indicates that the ending value of a hypothetical initial investment of $12,000 (1,192 Shares) in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends, would have grown to $26,662 (3,082 Shares) on 8/31/97.


A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/4/86 to 8/31/97. The "y" axis is measured in increments of $4,000 ranging from $0 to $20,000 and indicates that the ending value of hypothetical yearly investments of $1,000 (99 Shares) in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends, would have grown to $18,384 (2,125 Shares) on 8/31/97.


A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/4/86 to 8/31/97. The "y" axis is measured in increments of $50,000 ranging from $0 to $250,000 and indicates that the ending value of a hypothetical initial investment of $100,000 (9,930 Shares) in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends, would have grown to $222,185 (25,686 Shares) on 8/31/97.